New Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Delinquent period in which recognition of income on loans is suspended				120 days
Minimum period of delinquency reported on receivables past due date				30 days
Finance, interest and other income		$ 466	$ 478	$ 939	$ 973	[1]
Other, net		302	247	$ 553	510	[1]
Corporate income tax rate	35.00%			21.00%			35.00%
Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Finance, interest and other income		498	502	$ 1,000	1,014
Other, net		178	187	349	383
ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Preliminary impact of adopting the new standard on the net equity		$ 122		$ 122
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Financial Services [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Finance, interest and other income			102		218
Other, net			$ 102		$ 218

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).